Postretirement Benefit Plans (Cost of Pension Plans) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Pension plans costs	$ 5,045
Principal pension plans
Defined Benefit Plan Disclosure [Line Items]
Service cost for benefits earned	1,424	$ 1,205	$ 1,535
Prior service cost amortization	205	214	246
Expected return on plan assets	(3,302)	(3,190)	(3,500)
Interest cost on benefit obligation	2,778	2,745	2,460
Net actuarial (gain) loss amortization	3,288	2,565	3,664
Curtailment loss	105	65	0
Pension plans costs	4,498	3,604	4,405
Other pension plans
Defined Benefit Plan Disclosure [Line Items]
Service cost for benefits earned	416	403	435
Prior service cost amortization	0	6	7
Expected return on plan assets	(881)	(789)	(663)
Interest cost on benefit obligation	555	587	523
Net actuarial (gain) loss amortization	289	205	343
Curtailment loss	(6)	0	0
Pension plans costs	373	412	645
Principal retiree benefit plans
Defined Benefit Plan Disclosure [Line Items]
Service cost for benefits earned	145	164	229
Prior service cost amortization	(8)	353	393
Expected return on plan assets	(48)	(50)	(60)
Interest cost on benefit obligation	335	424	410
Net actuarial (gain) loss amortization	(25)	(150)	(45)
Curtailment loss	(225)	48	0
Pension plans costs	$ 174	$ 789	$ 927